SIGNIFICANT ACCOUNTING POLICIES (Details) - shares	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	1,963,420	1,151,400	868,000
Restricted Stock Units [Member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share	378,740	378,740	243,000
Warrants [member]
IfrsStatementLineItems [Line Items]
Anti-dilutive effect on loss per share		33,888	49,701